Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
Schedule of Movements of Share Capital	Movements of share capital of the Company:
	Number of shares
	Class A Ordinary Shares	Class B Ordinary Shares	Old Class A Ordinary Shares	Old Class B Ordinary Shares	Class C Ordinary Shares	Preference Shares	Total

At January 1, 2023	-	-	815,700	632,529	-	4,758,252	6,206,481

Scrip dividend for Preference Shares (note (a))	-	-	-	-	-	142,032	142,032
Conversion of Preference Shares to Old Class A Ordinary Shares	-	-	449,865	-	-	(449,865)	-
Shares issued pursuant to share-based payment arrangement	-	-	8,726	-	-	-	8,726
Shares issued upon exercise of Class C warrants (note 22)	-	-	-	-	8,349,958	-	8,349,958
Repurchase and cancellation of Old Class A Ordinary Shares	-	-	(2,304)	-	-	-	(2,304)
Capital Reorganization - Share Exchange (note (b))	10,254,474	-	(1,271,987)	(632,529)	(8,349,958)	-	-
Capital Reorganization - Shares issued to acquire net assets of Bridgetown (note 27)	10,092,134	14,874,838	-	-	-	-	24,966,972
Shares issued upon the exercise of call option for loan notes (note (c))	2,005,460	-	-	-	-	-	2,005,460
Share issued for settlement of expenses (note (d))	325,000	-	-	-	-	-	325,000
Conversion of Class B Ordinary shares to Class A Ordinary Shares	1,620,000	(1,620,000)	-	-	-	-	-
Conversion of Preference Shares to Class A Ordinary Shares	983,599	-	-	-	-	(983,599)	-

At December 31, 2023	25,280,667	13,254,838	-	-	-	3,466,820	42,002,325

	Number of shares
	Old Class A Ordinary Shares	Old Class B Ordinary Shares	Old Class C Ordinary Shares	Preference Shares	Ordinary Shares*	Seed Preference Shares*	Series A Preference Shares*	Series B Preference Shares*	Series B-1 Preference Shares*	Total

At January 1, 2022	-	-	-	-	215,982	60,182	296,076	182,024	61,436	815,700

2022 Share Exchange (note (e))	815,700	-	-	-	(215,982)	(60,182)	(296,076)	(182,024)	(61,436)	-
Shares issued for settlement of 2022 Convertible Loans (note (f))	-	-	-	4,758,252	-	-	-	-	-	4,758,252
Shares issued for equity-settled transactions (note (g))	-	632,529	-	-	-	-	-	-	-	632,529

At December 31, 2022	815,700	632,529	-	4,758,252	-	-	-	-	-	6,206,481
*	Pursuant to a written shareholders’ resolution passed on December 21, 2022, the Ordinary Shares, Seed Preference Shares, Series A Preference Shares, Series B Preferences Shares and Series B-1 Preference Shares were cancelled.
(a)	Prior to the Capital Reorganization, the Company declared scrip dividends to holders of the Preference Shares and issued an aggregate of 142,032 Preference Shares. No other dividends were declared to holders of any shares of the Company during the years ended December 31, 2023 and 2022.
(b)	As described in note 1, upon closing of the Capital Reorganization, 10,254,474 Class A ordinary shares and 4,450,419 Preference Shares of the Company were exchanged for 33,379,256 ordinary shares of CGCL and 14,486,506 preference shares of CGCL at an exchange ratio of 0.307212.
(c)	The Company executed a deed poll constituting up to US$5,000,000 of fixed rate unsecured loan notes, bearing a paid in kind (“PIK”) interest rate of 25% per annum (together with any PIK notes, the “Call Option Notes”) subscribed by a company controlled by a shareholder with significant influence over the Company (the “Option Holder”). Immediately after the closing of the Capital Reorganization, the Option Holder elected to exercise its call option for subscription of additional loan notes (see note 21) in full pursuant to the call option agreement by and between the Company and the Option Holder, as a result of which it received 2,005,460 Class A Ordinary Shares of the Company for no consideration and subscribed for US$5,000,000 of Call Option Notes in an aggregate principal amount of US$5,000,000. The Company has fully settled the Call Option Notes together with any accrued interest in October, 2023.
(d)	The Company issued 325,000 Class A Ordinary Shares for settlement of professional services rendered by a third party to the Group in lieu of the cash settlement option of US$500,000 (note 26).

(e)	The issued and fully paid Ordinary Shares, Seed Preference Shares, Series A Preference Shares, Series B Preference Shares and Series B-1 Preference Shares (collectively, the “Existing Shares”) were automatically and compulsorily repurchased by the Company in exchange for the issuance of 815,700 Old Class A Ordinary Shares to the holders of the Existing Shares (“2022 Share Exchange”). Pursuant to a written shareholders’ resolution passed on October 14, 2022, the Company created and issued 6,165,000 Class A Warrants to subscribe to 6,165,000 Old Class A Ordinary Shares in the capital of the Company to the holders of the Existing Shares.
(f)	The Company issued 4,758,252 Preference Shares in exchange for settling all of the Company’s 2022 Convertible Loans and the corresponding accrued interest amounts (see note 20).
(g)	The Company allotted and issued 632,529 Old Class B Ordinary Shares to a company controlled by a shareholder with significant influence over the Company as non-cash consideration for the company’s assistance as the lead subscriber for the structuring of loan note purchase (see note 21) and other arrangements. Pursuant to a written shareholders’ resolution passed on October 14, 2022, the Company created 7,388,525 Class C Warrants, of which 3,939,472 Class C Warrants were issued to the holders of the Class B Ordinary Shares to subscribe to 3,939,472 Class C Ordinary Shares in the capital of the Company (see notes 21 and 22). Pursuant to a written resolution passed on December 21, 2022, the Company created 1,203,159 additional Class C Warrants to subscribe to 1,203,159 Class C Ordinary Shares in the capital of the Company and issued 4,410,486 Class C Warrants to subscribe to 4,410,486 Class C Ordinary Shares to holders of the loan notes (see notes 21 and 22).

Schedule of Share Capital of the Company	Details of share capital of the Company:
	2023	2022
	US$	US$
Authorized:
440,000,000 Class A Ordinary Shares	44,000	-
50,000,000 Class B Ordinary Shares	5,000	-
10,000,000 Preference Shares	1,000	-

29,461,631 Old Class A Ordinary Shares	-	9,590
645,145 Old Class B Ordinary Shares	-	210
11,581,892 Old Class C Ordinary Shares	-	3,770
5,621,980 Old Class D Ordinary Shares	-	1,830
4,915,392 Preference Shares	-	1,600

	50,000	17,000

Issued and fully paid:
25,280,667 Class A Ordinary Shares	2,528	-
13,254,838 Class B Ordinary Shares	1,325	-
3,466,820 Preference Shares	347	-

815,700 Old Class A Ordinary Shares	-	265
632,529 Old Class B Ordinary Shares	-	206
4,758,252 Preference Shares	-	1,549

	4,200	2,020